Summary of Significant Accounting Policies - Summary of Gross Billings on Transaction and Service Fee Inclusive of Related Value Added Tax, Before Deduction of Customer Acquisition Incentives (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary Of Accounting Policies [Line Items]
Transaction and service fee, Gross	$ 49,452	$ 120,982	$ 137,182
Customer acquisition incentive	6,742	43,519	38,081
Lifestyle Loans
Summary Of Accounting Policies [Line Items]
Transaction and service fee, Gross	14,363	68,163	49,772
Consumption Loans
Summary Of Accounting Policies [Line Items]
Transaction and service fee, Gross	35,090	52,819	87,410
Consumption Loan Revenue
Summary Of Accounting Policies [Line Items]
Customer acquisition incentive	4,851	14,583	$ 38,081
Lifestyle Loans Revenue
Summary Of Accounting Policies [Line Items]
Customer acquisition incentive	$ 1,891	$ 28,936